Annual Total Returns	Oct. 31, 2021
Prospectus #1 | Macquarie Labor Select International Equity Portfolio | DPT Class
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Macquarie Labor Select International Equity Portfolio)
2012	7.82%
2013	22.28%
2014	(3.55%)
2015	(3.84%)
2016	3.02%
2017	21.70%
2018	(12.26%)
2019	18.48%
2020	(5.80%)
2021	12.79%
Prospectus #1 | Macquarie Emerging Markets Portfolio | DPT Class
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Macquarie Emerging Markets Portfolio)
2012	21.94%
2013	(7.58%)
2014	(0.86%)
2015	(16.35%)
2016	8.80%
2017	26.57%
2018	(13.63%)
2019	16.86%
2020	11.20%
2021	(3.93%)
Prospectus #1 | Macquarie Emerging Markets Portfolio II | DPT Class
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Macquarie Emerging Markets Portfolio II)
2012	14.42%
2013	10.47%
2014	(6.71%)
2015	(17.01%)
2016	11.81%
2017	44.46%
2018	(15.82%)
2019	27.66%
2020	30.03%
2021	0.58%
Prospectus #2 | Delaware Global Listed Real Assets Fund | Class A
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2012	16.41%
2013	1.70%
2014	28.87%
2015	3.18%
2016	5.29%
2017	0.99%
2018	(7.78%)
2019	30.42%
2020	0.91%
2021	19.10%